Fully Benefit-Responsive Investment Contract	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contract	FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACT
The Plan holds a synthetic guaranteed investment contract (“GIC”), which meets the fully benefit-responsive investment contract criteria and therefore is reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan.
Contract value represents contributions made under the contract, plus earnings, less participant withdrawals, and administrative expenses.
The synthetic GIC is a wrapper contract paired with underlying investments which are owned by the Plan. The underlying investment consists of a common collective trust fund, which invests in high-quality, intermediate fixed income securities. The wrapper contract represents an agreement for the wrap issuer, such as a bank or insurance company, to make payments to the Plan in certain circumstances. The wrapper contract typically includes certain conditions and limitations on the underlying assets owned by the Plan and provides a guarantee that the credit rate will not fall below 0%. Cash flow volatility (for example, timing of benefit payments) as well as asset underperformance can be passed through to the Plan through adjustments to future contract crediting rates. Formulas are provided in the contract using an explicit formula that adjusts renewal crediting rates to recognize the difference between the fair value and the book value of the underlying assets. Crediting rates are reviewed semi-annually for resetting. The Plan’s ability to receive amounts due in accordance with fully benefit-responsive investment contract is dependent on the third-party issuer’s ability to meet its financial obligations. The issuer’s ability to meet its contractual obligations may be affected by future economic and regulatory developments.
There are no reserves against the contract value for credit risk.
Certain events, such as Plan termination, Plan merger, failure of the Plan to maintain tax- exempt status, or material breach of contract, might limit the ability of the Plan to transact at contract value with the contract issuer or allow the issuer to terminate the contract with the Plan and settle at an amount different from contract value. No events are probable of occurring that might limit the ability of the Plan to transact at contract value with the contract issuer and that also would limit the ability of the Plan to transact at contract value with the Plan participants.
The synthetic GIC is directly managed by Empower Annuity Insurance Company (EAIC).